Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,808,344
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes